Investments (Details) - USD ($)		1 Months Ended	6 Months Ended
	Feb. 01, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
Short Term Investments [Abstract]
Convertible debt			Jun. 12, 2024
Convertible debt instrument annual interest rate			6.00%
Interest income			$ 21,502
Equity interest percentage	10.00%	6.00%	25.00%
Company acquired equity interest	$ 7,281	$ 3,696,287	$ 7,280,564